FINANCIAL RISK MANAGEMENT - Interest Rate Risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial Risk Management [Abstract]
Impact of 50 basis point decrease in interest rates on net income (loss)	$ 53	$ 118
Impact of 10 basis point increase in interest rates on net income (loss)	(53)	(118)
Impact of 50 basis point decrease in interest rates on other comprehensive income (loss)	(60)	(29)
Impact of 10 basis point increase in interest rates on other comprehensive income (loss)	$ 60	$ 29